Components of Net Postretirement Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Postretirement Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost on the accumulated obligation	$ 235	$ 263	$ 297
Prior service (credit)	(247)	(247)	(153)
Net actuarial (gains) losses		(136)	(144)
Net Pension Cost	(12)	(120)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost - Benefits earned during the period	1,061	1,173	1,264
Interest cost on the accumulated obligation	832	1,155	1,225
Net actuarial (gains) losses	229	391	516
Net Pension Cost	$ 2,122	$ 2,719	$ 3,005